Quarterly Report
March 31, 2019
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Airlines – 0.9%
Aena S.A.	14,864	$2,676,128
Malaysia Airports Holdings Berhad	516,900	916,683
		$3,592,811
Alcoholic Beverages – 0.4%
Ambev S.A., ADR	350,263	$1,506,131
Apparel Manufacturers – 3.7%
Adidas AG	17,138	$4,164,039
Compagnie Financiere Richemont S.A.	44,579	3,247,563
LVMH Moet Hennessy Louis Vuitton SE	20,694	7,611,707
		$15,023,309
Automotive – 2.0%
Koito Manufacturing Co. Ltd.	71,000	$4,016,692
USS Co. Ltd.	225,200	4,173,607
		$8,190,299
Brokerage & Asset Managers – 1.8%
Euronext N.V.	49,116	$3,112,918
TMX Group Ltd.	63,706	4,103,098
		$7,216,016
Business Services – 2.1%
Cerved Information Solutions S.p.A.	97,143	$965,476
Cognizant Technology Solutions Corp., “A”	63,404	4,593,620
Nomura Research Institute Ltd.	63,600	2,886,474
		$8,445,570
Computer Software – 1.2%
Cadence Design Systems, Inc. (a)	23,838	$1,513,951
Check Point Software Technologies Ltd. (a)	26,724	3,380,319
		$4,894,270
Computer Software - Systems – 2.8%
Amadeus IT Group S.A.	44,020	$3,525,693
Constellation Software, Inc.	1,851	1,568,644
EPAM Systems, Inc. (a)	19,477	3,294,145
Hitachi Ltd.	82,700	2,675,083
		$11,063,565
Conglomerates – 0.5%
Melrose Industries PLC	792,250	$1,889,862
Construction – 2.1%
Techtronic Industries Co. Ltd.	595,000	$3,998,274
Toto Ltd.	101,200	4,287,052
		$8,285,326
Consumer Products – 3.2%
Kao Corp.	39,700	$3,122,842
L'Oréal	17,434	4,689,672
Reckitt Benckiser Group PLC	61,267	5,092,656
		$12,905,170

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.2%
51job, Inc., ADR (a)	8,494	$661,513
Containers – 1.0%
Brambles Ltd.	481,753	$4,022,727
Electrical Equipment – 3.0%
Legrand S.A.	62,129	$4,157,898
Schneider Electric S.A.	100,010	7,846,306
		$12,004,204
Electronics – 2.8%
Kyocera Corp.	21,700	$1,272,670
Mellanox Technologies Ltd. (a)	21,988	2,602,500
Samsung Electronics Co. Ltd.	45,795	1,801,380
Silicon Motion Technology Corp., ADR	26,821	1,063,184
Taiwan Semiconductor Manufacturing Co. Ltd.	566,804	4,514,865
		$11,254,599
Energy - Independent – 1.5%
Cairn Energy PLC (a)	756,959	$1,596,174
Caltex Australia Ltd.	126,203	2,348,689
Oil Search Ltd.	341,965	1,906,075
		$5,850,938
Energy - Integrated – 3.5%
BP PLC	908,372	$6,607,663
Eni S.p.A.	210,263	3,715,779
Galp Energia SGPS S.A., “B”	222,051	3,556,945
		$13,880,387
Food & Beverages – 4.2%
Danone S.A.	56,808	$4,377,228
Nestle S.A.	131,272	12,510,884
		$16,888,112
Food & Drug Stores – 0.6%
Sundrug Co. Ltd.	81,900	$2,253,857
Tesco PLC	102,579	310,095
		$2,563,952
Gaming & Lodging – 0.4%
Paddy Power Betfair PLC	21,154	$1,637,968
Insurance – 6.0%
AIA Group Ltd.	800,000	$7,964,382
Aon PLC	34,459	5,882,151
Hiscox Ltd.	175,855	3,573,060
Swiss Re Ltd.	26,750	2,613,347
Zurich Insurance Group AG	12,702	4,204,448
		$24,237,388
Internet – 1.0%
NAVER Corp.	21,541	$2,353,170
Scout24 AG	34,600	1,791,588
		$4,144,758

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 4.6%
Daikin Industries Ltd.	48,800	$5,710,873
GEA Group AG	101,972	2,670,939
Kubota Corp.	308,200	4,447,946
Ritchie Bros. Auctioneers, Inc.	61,930	2,102,566
Schindler Holding AG	17,857	3,701,416
		$18,633,740
Major Banks – 4.7%
Bankia S.A.	165,249	$428,200
Barclays PLC	1,728,810	3,482,911
BNP Paribas	109,934	5,254,601
Mitsubishi UFJ Financial Group, Inc.	802,600	3,982,947
UBS AG	475,752	5,766,836
		$18,915,495
Medical & Health Technology & Services – 0.6%
Sonic Healthcare Ltd.	127,759	$2,227,966
Medical Equipment – 2.5%
EssilorLuxottica	41,580	$4,542,035
Terumo Corp.	186,600	5,690,769
		$10,232,804
Metals & Mining – 1.3%
Rio Tinto Ltd.	90,493	$5,257,850
Natural Gas - Distribution – 0.6%
China Resources Gas Group Ltd.	514,000	$2,422,691
Natural Gas - Pipeline – 1.2%
APA Group	324,808	$2,301,686
Enbridge, Inc.	72,852	2,638,558
		$4,940,244
Network & Telecom – 0.5%
LM Ericsson Telephone Co., “B”	218,361	$2,006,216
Other Banks & Diversified Financials – 7.5%
Aeon Financial Service Co. Ltd.	210,200	$4,273,036
AIB Group PLC	909,407	4,082,550
HDFC Bank Ltd.	161,550	5,407,698
Intesa Sanpaolo S.p.A.	2,146,184	5,226,645
Julius Baer Group Ltd.	97,494	3,938,924
KBC Groep N.V.	62,645	4,376,543
Mastercard, Inc., “A”	12,944	3,047,665
		$30,353,061
Pharmaceuticals – 7.3%
Bayer AG	80,031	$5,171,028
Novo Nordisk A.S., “B”	146,487	7,668,370
Roche Holding AG	40,609	11,188,631
Santen Pharmaceutical Co. Ltd.	360,400	5,362,263
		$29,390,292
Printing & Publishing – 1.2%
RELX Group PLC	230,986	$4,936,019

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.6%
Grand City Properties S.A.	205,443	$4,954,798
LEG Immobilien AG	44,526	5,466,705
		$10,421,503
Restaurants – 0.6%
Yum China Holdings, Inc.	54,824	$2,462,146
Specialty Chemicals – 7.9%
Akzo Nobel N.V.	61,895	$5,484,333
Croda International PLC	80,204	5,262,779
Kansai Paint Co. Ltd.	97,200	1,851,387
Linde PLC	50,606	8,855,698
Nitto Denko Corp.	39,500	2,072,476
Sika AG	27,897	3,897,035
Symrise AG	48,786	4,395,569
		$31,819,277
Specialty Stores – 0.9%
Dufry AG	13,465	$1,414,451
Just Eat PLC (a)	242,836	2,375,275
		$3,789,726
Telecommunications - Wireless – 3.4%
Advanced Info Service Public Co. Ltd.	411,500	$2,385,883
KDDI Corp.	206,300	4,439,461
SoftBank Corp.	54,100	5,245,010
Tele2 AB, “B”	108,750	1,448,667
		$13,519,021
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	162,889	$2,181,686
Tobacco – 2.3%
British American Tobacco PLC	148,033	$6,158,209
Japan Tobacco, Inc.	132,600	3,284,192
		$9,442,401
Trucking – 0.6%
Yamato Holdings Co. Ltd.	87,300	$2,252,014
Utilities - Electric Power – 2.7%
CLP Holdings Ltd.	288,000	$3,338,620
E.ON AG	274,441	3,051,451
Iberdrola S.A.	496,827	4,361,554
		$10,751,625
Total Common Stocks		$396,114,652
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 2.48% (v)	2,864,521	$2,864,521

Other Assets, Less Liabilities – 0.9%		3,514,768
Net Assets – 100.0%		$402,493,941
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,864,521 and $396,114,652, respectively.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$73,300,653	$—	$—	$73,300,653
Switzerland	52,483,534	—	—	52,483,534
United Kingdom	46,542,551	—	—	46,542,551
France	41,592,364	—	—	41,592,364
Germany	31,666,118	—	—	31,666,118
United States	29,789,730	—	—	29,789,730
Hong Kong	15,301,276	—	—	15,301,276
Australia	12,807,143	—	—	12,807,143
Spain	10,991,575	—	—	10,991,575
Other Countries	79,253,825	2,385,883	—	81,639,708
Mutual Funds	2,864,521	—	—	2,864,521
Total	$396,593,290	$2,385,883	$—	398,979,173
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,381,595	15,105,028	(17,622,102)	2,864,521
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(80)	$410	$—	$17,913	$2,864,521

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2019, are as follows:
Japan	18.2%
Switzerland	13.0%
United Kingdom	11.6%
France	10.3%
United States	9.0%
Germany	7.9%
Hong Kong	3.8%
Australia	3.2%
Spain	2.7%
Other Countries	20.3%